SUBSEQUENT EVENTS - UNAUDITED (Details) (USD $) In Thousands, except Share data, unless otherwise specified		1 Months Ended
	Aug. 20, 2011	Jan. 31, 2013 Business Acquisition [Member]
Subsequent Event [Line Items]
Consideration paid with cash		$ 2,560
Warrants issued, value		$ 1,500
Right to purchase, number of shares	5,273,274	898,204
Warrants, exercise price	3.03	4.16